Taxation - Movement of Valuation Allowances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
At beginning of year	¥ 6,245	¥ 40,143	¥ 21,538
Current year additions	40,054	741	22,585
Current year reversals	(4,066)	(34,639)	(3,980)
At end of year	¥ 42,233	¥ 6,245	¥ 40,143